Jan. 01, 2023
TOUCHSTONE VARIABLE SERIES TRUST | Touchstone Bond Fund
Touchstone Bond Fund
TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Bond Fund (the "Fund")

Supplement dated November 29, 2022 to the current Prospectus and Summary Prospectus for the Fund dated April 29, 2022, as may be supplemented from time to time

Reduction in Advisory Fee

The Board of Trustees of the Touchstone Variable Series Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, has approved a reduction in the Fund’s advisory fee.

Effective January 1, 2023, the Fund will pay its investment adviser, Touchstone Advisors, Inc. (the “Adviser”), an advisory fee at an annualized rate of 0.38% on the first $200 million of assets and 0.30% on assets over $200 million. Prior to January 1, 2023, the Fund paid the Adviser an advisory fee at an annualized rate of 0.40% on the first $300 million of assets and 0.35% on assets over $300 million. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the month.

Operating Expense Reductions

Effective January 1, 2023, the Adviser has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Fund's liquidity providers; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 0.61% and 0.91% of average daily net assets for Class I and Class SC shares, respectively. This contractual expense limitation agreement will be effective through April 29, 2024. Prior to January 1, 2023, the Fund’s contractual expense limitations were 0.67% and 0.97% of average daily net assets for Class I and Class SC shares, respectively.

Accordingly, effective January 1, 2023, the Annual Fund Operating Expense table and the Expense Example in the Summary Prospectus and in the summary section of the Prospectus are hereby restated as follows:

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class SC
Management Fees(1)	0.38%	0.38%
Other Expenses
Shareholder Service Fees	0.00%	0.07%
Other Operating Expenses	0.37%	0.32%
Total Other Expenses	0.37%	0.39%
Acquired Fund Fees and Expenses (AFFE)	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	0.77%	0.79%
Fee Waiver and/or Expense Reimbursement(3)	(0.14)%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)(3)(4)	0.63%	0.79%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class I	Class SC
1 Year	$64	$81
3 Years	$232	$252
5 Years	$414	$439
10 Years	$941	$978

Please contact your financial adviser or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.